Schedules of Investments ─ IQ Global Resources ETF

January 31, 2020 (unaudited)

	Shares	Value
Common Stocks — 88.9%
Australia - 9.1%
BHP Group Ltd.	43,578	$1,149,427
Evolution Mining Ltd.	22,220	55,187
Fortescue Metals Group Ltd.	26,441	201,613
GrainCorp Ltd., Class A*	1,979	11,129
IGO Ltd.	7,561	30,876
Iluka Resources Ltd.	3,533	22,989
Mineral Resources Ltd.	1,609	18,376
New Hope Corp. Ltd.	67,350	84,539
Newcrest Mining Ltd.	10,008	197,847
Northern Star Resources Ltd.	8,324	70,214
OceanaGold Corp.	7,964	16,680
OZ Minerals Ltd.	2,855	19,419
Regis Resources Ltd.	6,535	19,687
Resolute Mining Ltd.*	9,632	7,415
Rio Tinto PLC	14,432	776,951
Sandfire Resources Ltd.	1,383	5,166
Saracen Mineral Holdings Ltd.*	12,134	32,086
South32 Ltd.	42,082	74,374
St. Barbara Ltd.	8,738	15,970
Washington H Soul Pattinson & Co., Ltd.	19,537	281,853
Whitehaven Coal Ltd.	82,566	138,737
Woodside Petroleum Ltd.	2,315	53,824
Total Australia		3,284,359

Austria - 0.1%
OMV AG	824	41,083

Brazil - 0.2%
Adecoagro SA*	1,001	7,478
Yamana Gold, Inc.(a)	12,117	49,382
Total Brazil		56,860

Canada - 9.8%
Agnico Eagle Mines Ltd.	3,033	187,592
Alamos Gold, Inc., Class A	4,944	31,214
B2Gold Corp.	13,020	56,410
Barrick Gold Corp.	23,587	437,123
Canadian Natural Resources Ltd.	3,044	85,666
Canfor Corp.*	6,554	58,922
Canfor Pulp Products, Inc.	3,408	21,877
Centerra Gold, Inc.*	3,771	30,224
Enbridge, Inc.	4,980	202,619
First Majestic Silver Corp.*	2,453	24,742
Fortuna Silver Mines, Inc.*	1,993	7,821
Hudbay Minerals, Inc.	2,307	7,082
IAMGOLD Corp.*	5,949	17,768
Imperial Oil Ltd.	1,920	45,556
Kinross Gold Corp.*	15,507	78,675
Kirkland Lake Gold Ltd.	3,665	150,391
Labrador Iron Ore Royalty Corp.	567	9,042
Largo Resources Ltd.*	4,669	3,742
Maple Leaf Foods, Inc.	5,192	101,755
New Gold, Inc.*	7,130	6,577
Norbord, Inc.	4,418	129,846
Nutrien Ltd.	5,164	220,570
Osisko Gold Royalties Ltd.	1,998	19,942
Pan American Silver Corp.	2,660	61,183
Pembina Pipeline Corp.	1,244	47,670
Pretium Resources, Inc.*	2,353	25,637
SEMAFO, Inc.*	4,216	8,894
SSR Mining, Inc.*	1,512	27,712
Suncor Energy, Inc.	3,897	119,189
TC Energy Corp.	2,258	123,899
Teck Resources Ltd., Class B	47,070	608,595
Torex Gold Resources, Inc.*	1,097	15,104
TransAlta Corp.	23,348	174,419
West Fraser Timber Co. Ltd.	3,716	148,972
Westshore Terminals Investment Corp.(a)	5,692	69,205
Wheaton Precious Metals Corp.	5,648	166,380
Total Canada		3,532,015

Chile - 0.3%
Antofagasta PLC(a)	8,699	94,282
Lundin Mining Corp.	6,393	33,547
Total Chile		127,829

China - 12.9%
Beijing Enterprises Water Group Ltd.*	272,260	122,370
China Agri-Industries Holdings Ltd.	43,852	23,550
China Coal Energy Co., Ltd., Class H	1,067,615	365,730
China Modern Dairy Holdings Ltd.*	263,225	32,882
China Petroleum & Chemical Corp., Class H	303,096	161,211
China Power International Development Ltd.	800,218	155,614
China Shenhua Energy Co., Ltd., Class H	1,632,547	2,888,794
CNOOC Ltd.	111,245	169,914
Guangdong Investment Ltd.	176,304	359,651
Jiangxi Copper Co., Ltd., Class H	29,841	35,433
MMG Ltd.*	65,234	14,870
PetroChina Co., Ltd., Class H	453,619	201,546
Shougang Fushan Resources Group Ltd.	432,616	85,800
Southern Energy Holdings Group Ltd.*	58,026	5,306
Zhaojin Mining Industry Co., Ltd., Class H	41,859	47,493
Total China		4,670,164

Egypt - 0.1%
Centamin PLC	14,495	25,986

Finland - 4.6%
Neste OYJ	1,870	74,355
Stora Enso OYJ, Class R	41,286	538,057
UPM-Kymmene OYJ	27,878	881,417
Valmet OYJ	7,847	170,356
Total Finland		1,664,185

France - 2.9%
Suez	16,807	276,216
TOTAL SA	6,509	318,430
Veolia Environnement SA	14,884	440,072
Vilmorin & Cie SA	195	9,444
Total France		1,044,162

Germany - 0.4%
Aurubis AG	398	21,749
GEA Group AG	1,542	46,292
Mercer International, Inc.	3,473	38,238
Suedzucker AG	1,722	29,159
Total Germany		135,438

Hong Kong - 0.5%
Agritrade Resources Ltd.	529,099	13,900
C.P. Pokphand Co., Ltd.(a)	1,051,181	92,056

Schedules of Investments ─ IQ Global Resources ETF (continued)

January 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Hong Kong (continued)
Hong Kong & China Gas Co., Ltd.	41,455	$79,868
Total Hong Kong		185,824

Italy - 0.5%
Eni SpA	8,972	125,856
Snam SpA	8,176	43,826
Total Italy		169,682

Ivory Coast - 0.1%
Endeavour Mining Corp.*	1,259	25,798

Japan - 2.8%
Daio Paper Corp.	7,626	102,163
Ebara Corp.	2,684	76,148
Fuji Oil Holdings, Inc.	721	18,946
Hokuto Corp.	256	4,570
Itoham Yonekyu Holdings, Inc.	12,362	78,927
Kewpie Corp.	1,191	25,109
NH Foods Ltd.	4,279	190,489
Nichirei Corp.	1,116	27,327
Nippon Flour Mills Co., Ltd.	608	9,307
Nippon Paper Industries Co., Ltd.	5,909	97,752
Nippon Steel Corp.	7,495	106,182
Nisshin Oillio Group Ltd. (The)	282	9,575
Nisshin Seifun Group, Inc.	2,477	42,919
Prima Meat Packers Ltd.	2,069	46,464
S Foods, Inc.	1,288	31,408
Sumitomo Metal Mining Co., Ltd.	2,324	67,843
Toyo Suisan Kaisha Ltd.	850	36,075
UACJ Corp.	417	8,695
Yamazaki Baking Co., Ltd.	1,817	35,004
Total Japan		1,014,903

Kazakhstan - 0.1%
KAZ Minerals PLC	4,269	24,637

Luxembourg - 0.4%
ArcelorMittal SA	8,863	131,182

Mexico - 0.2%
Fresnillo PLC(a)	9,382	81,921

Netherlands - 1.6%
ForFarmers NV	4,230	27,657
OCI NV*	1,734	29,977
Royal Dutch Shell PLC, Class B	20,246	533,766
Total Netherlands		591,400

Norway - 0.8%
Equinor ASA	8,383	152,012
Norsk Hydro ASA	18,017	56,703
Yara International ASA	2,274	82,742
Total Norway		291,457

Peru - 0.8%
Hochschild Mining PLC	6,507	14,436
Nexa Resources SA	1,147	9,096
Southern Copper Corp.(a)	6,753	254,453
Total Peru		277,985

Portugal - 0.6%
Altri SGPS SA(a)	10,673	65,999
Navigator Co. SA (The)	37,595	134,988
Total Portugal		200,987

Singapore - 0.6%
First Resources Ltd.	13,459	16,763
Golden Agri-Resources Ltd.	108,809	16,741
Olam International Ltd.	26,816	35,364
Wilmar International Ltd.	53,025	151,900
Total Singapore		220,768

South Africa - 0.8%
Anglo American PLC	10,974	287,236

Spain - 0.4%
Ebro Foods SA	1,281	26,504
Naturgy Energy Group SA	2,448	64,567
Repsol SA	3,768	52,050
Total Spain		143,121

Sweden - 1.0%
AAK AB	2,117	39,765
Boliden AB	2,373	56,453
Holmen AB, B Shares	8,669	256,689
Total Sweden		352,907

Switzerland - 1.1%
Bell Food Group AG*	256	66,757
Glencore PLC*	118,571	347,768
Total Switzerland		414,525

United Kingdom - 3.0%
BP PLC	49,885	300,319
Central Asia Metals PLC	1,508	4,025
Cranswick PLC	2,116	99,634
Pennon Group PLC	11,203	163,701
Severn Trent PLC	6,383	216,999
Tate & Lyle PLC	3,790	39,608
United Utilities Group PLC	18,334	244,942
Total United Kingdom		1,069,228

United States - 33.1%
AK Steel Holding Corp.*(a)	2,851	7,869
Alcoa Corp.*	1,635	22,808
American Water Works Co., Inc.	4,807	654,713
Aqua America, Inc.*(a)	4,752	246,819
Archer-Daniels-Midland Co.	4,720	211,267
Bunge Ltd.	1,193	62,549
Campbell Soup Co.(a)	2,525	122,185
Carpenter Technology Corp.	424	16,850
Century Aluminum Co.*(a)	799	4,227
CF Industries Holdings, Inc.	1,907	76,814
Chevron Corp.	4,771	511,165
Cleveland-Cliffs, Inc.(a)	2,898	20,344
Coeur Mining, Inc.*	2,611	15,744
Commercial Metals Co.	1,050	21,578
Conagra Brands, Inc.	4,127	135,861
Concho Resources, Inc.	515	39,027
ConocoPhillips	2,823	167,771
CONSOL Energy, Inc.*(a)	2,357	19,162
Continental Resources, Inc.	969	26,376

Schedules of Investments ─ IQ Global Resources ETF (continued)

January 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
Diamondback Energy, Inc.	416	$30,950
Domtar Corp.	3,266	113,722
Ecolab, Inc.	7,871	1,543,582
EOG Resources, Inc.	1,445	105,355
Exxon Mobil Corp.	10,454	649,403
Flowers Foods, Inc.(a)	1,759	37,871
Flowserve Corp.	3,632	169,542
FMC Corp.	1,131	108,112
Freeport-McMoRan, Inc.	12,638	140,282
Fresh Del Monte Produce, Inc.	399	12,521
General Mills, Inc.	5,001	261,152
Halliburton Co.	2,162	47,153
Hecla Mining Co.	5,994	18,162
Hess Corp.	749	42,371
Hormel Foods Corp.(a)	22,216	1,049,928
IDEX Corp.	2,091	342,610
Ingredion, Inc.	558	49,104
John Bean Technologies Corp.	275	31,072
Kellogg Co.(a)	2,862	195,217
Kinder Morgan, Inc.	5,659	118,103
Lamb Weston Holdings, Inc.	1,222	111,581
Louisiana-Pacific Corp.	6,665	204,482
Marathon Petroleum Corp.	1,656	90,252
McEwen Mining, Inc.*	4,534	5,214
Mosaic Co. (The)	3,336	66,186
Newmont Corp.	10,497	472,995
Nucor Corp.	2,671	126,846
Occidental Petroleum Corp.	3,815	151,532
ONEOK, Inc.	1,013	75,843
Peabody Energy Corp.(a)	8,954	60,529
Pentair PLC	4,788	205,549
Phillips 66	1,127	102,974
Pilgrim's Pride Corp.*	10,337	269,279
Pioneer Natural Resources Co.	422	56,970
Post Holdings, Inc.*	546	57,095
Reliance Steel & Aluminum Co.	589	67,617
Sanderson Farms, Inc.	899	123,783
Schlumberger Ltd.	3,456	115,811
Seaboard Corp.	49	188,925
Steel Dynamics, Inc.	1,964	58,684
Tyson Foods, Inc., Class A	14,899	1,231,104
United States Steel Corp.(a)	1,564	14,186
Valero Energy Corp.	1,049	88,441
Warrior Met Coal, Inc.	4,373	82,475
Williams Cos., Inc. (The)	3,004	62,153
Xylem, Inc.	4,998	408,137
Total United States		11,947,984

Zambia - 0.1%
First Quantum Minerals Ltd.	5,995	46,961

Total Common Stocks
(Cost $36,003,153)		32,060,587
Exchange Traded Vehicle — 1.0%
Cash — 1.0%
IQ Ultra Short Duration ETF†
(Cost $336,723)	6,720	337,680

Short-Term Investments — 8.9%

Money Market Funds — 8.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.51%(b)(c)	379,034	379,034
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.55%(b)	2,828,760	2,828,760
Total Short-Term Investments
(Cost $3,207,794)		3,207,794
Total Investments — 98.8%
(Cost $39,547,670)		35,606,061
Other Assets and Liabilities, Net — 1.2%		446,563
Net Assets — 100.0%		$36,052,624

		% of
Industry	Value	Net Assets
Water	$5,471,050	15.2%
Energy	5,404,520	15.0
Industrial Metals	4,999,180	13.8
Coal	4,426,065	12.3
Livestock	3,603,393	10.0
Money Market Funds	3,207,794	8.9
Timber	2,963,479	8.2
Precious Metals	2,556,483	7.1
Grains Food Fiber	2,443,955	6.8
Cash	337,680	1.0
Refining & Marketing	74,355	0.2
Crop Production and Farming	60,473	0.1
Agricultural Chemicals	29,977	0.1
Livestock Operations	27,657	0.1
Total Investments	$35,606,061	98.8%
Other Assets and Liabilities, Net	446,563	1.2
Total Net Assets	$36,052,624	100.0%

†	Affiliated Fund
*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $2,194,290; total market value of collateral held by the Fund was $2,289,585. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,910,551.
(b)	Reflects the 1-day yield at January 31, 2020.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments ─ IQ Global Resources ETF (continued)

January 31, 2020 (unaudited)

Total Return Swap contracts outstanding at January 31, 2020:

		Annual Financing		Payment	Notional	Value
		Rate		Frequency	Amount	Unrealized
		Received/	Expiration	Received/	Long/	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	(Depreciation)(d)
iShares MSCI EAFE ETF	Morgan Stanley	1.60	5/04/2020	Monthly	$(1,853,406)	$–
SPDR S&P 500 ETF Trust	Morgan Stanley	1.70	5/04/2020	Monthly	(1,906,572)	–
						$–

Cash posted has been segregated as collateral for swaps in the amount of $670,028 at January 31, 2020.

The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d)	Reflects the value at reset date of January 31, 2020.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks
Australia	$3,284,359	$–	$–	$3,284,359
Austria	41,083	–	–	41,083
Brazil	56,860	–	–	56,860
Canada	3,532,015	–	–	3,532,015
Chile	127,829	–	–	127,829
China	4,670,164	–	–	4,670,164
Egypt	25,986	–	–	25,986
Finland	1,664,185	–	–	1,664,185
France	1,044,162	–	–	1,044,162
Germany	135,438	–	–	135,438
Hong Kong	185,824	–	–	185,824
Italy	169,682	–	–	169,682
Ivory Coast	25,798	–	–	25,798
Japan	1,014,903	–	–	1,014,903
Kazakhstan	24,637	–	–	24,637
Luxembourg	131,182	–	–	131,182
Mexico	81,921	–	–	81,921
Netherlands	591,400	–	–	591,400
Norway	291,457	–	–	291,457
Peru	277,985	–	–	277,985
Portugal	200,987	–	–	200,987
Singapore	220,768	–	–	220,768
South Africa	287,236	–	–	287,236
Spain	143,121	–	–	143,121
Sweden	352,907	–	–	352,907
Switzerland	414,525	–	–	414,525
United Kingdom	1,069,228	–	–	1,069,228
United States	11,947,984	–	–	11,947,984
Zambia	46,961	–	–	46,961
Total Common Stocks	32,060,587	–	–	32,060,587
Exchange Traded Vehicle

Schedules of Investments ─ IQ Global Resources ETF (continued)

January 31, 2020 (unaudited)

Description	Level 1	Level 2	Level 3	Total
Cash	$337,680	$–	$–	$337,680
Short-Term Investments:
Money Market Funds	3,207,794	–	–	3,207,794
Total Investments in Securities	$35,606,061	$–	$–	$35,606,061
Other Financial Instruments:(f)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$35,606,061	$–	$–	$35,606,061
Liability Valuation Inputs
Other Financial Instruments:(f)
Swap Contracts	$–	$–	$–	$–

(e)	For a complete listing of investments and their countries, see the Schedules of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.

Schedules of Investments ─ IQ Global Resources ETF (continued)

January 31, 2020 (unaudited)

A summary of the Fund’s transactions with affiliated fund during the period ended January 31, 2020 is as follows:

Affiliated Holdings

	Shares at 04/30/2019	Value ($) at 04/30/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 01/31/2020	Value ($) at 01/31/2020
IQ Ultra Short Duration ETF	–	–	7,199,488	(6,866,048)	3,282	957	13,048	–	6,720	337,680
	–	–	7,199,488	(6,866,048)	3,282	957	13,048	–	6,720	337,680